Trade and other receivables - Schedule of average expected loss rates and balances (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Trade receivables	£ 6,429	£ 4,332
Accrued income
Disclosure of financial assets [line items]
Expected credit loss rate	5.00%	3.00%
Trade receivables	£ 546	£ 533
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,813	£ 2,437
0 – 30 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	5.00%	3.00%
Trade receivables	£ 1,033	£ 822
30 – 60 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	16.00%	14.00%
Trade receivables	£ 313	£ 219
60 – 90 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	24.00%	21.00%
Trade receivables	£ 154	£ 125
3 – 6 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	31.00%	27.00%
Trade receivables	£ 172	£ 173
6 – 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	38.00%	34.00%
Trade receivables	£ 186	£ 191
Over 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	53.00%	73.00%
Trade receivables	£ 409	£ 374